INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE K - INCOME TAXES

The provision for (benefit from) income taxes differs from the amount computed by applying the statutory United States federal income tax rate for the periods presented to income (loss) before income taxes. The income tax rate was 21% for the periods presented. The sources of the difference are as follows:

	Three Months Ended		Six Months Ended
	June 30, 2022 (Unaudited)	June 30, 2021 (Unaudited)	June 30, 2022 (Unaudited)	June 30, 2021 (Unaudited)
Expected tax at 21%	$(141,452)	$(141,822)	$(245,907)	$(210,731)
Non-deductible stock-based compensation	6,179	4,645	36,683	16,120
Non-deductible (non-taxable) derivative liability expense (income)	17,454	(53,638)	(129,079)	(20,471)
Non-deductible amortization of debt discounts	56,592	61,894	178,972	66,162
Non-deductible loss on conversions of notes payable and accrued interest	17,869	92,994	48,523	92,994
Increase (decrease) in Valuation allowance	43,358	35,927	110,808	55,926
Provision for (benefit from) income taxes	$-	$-	$-	$-

All tax years remain subject to examination by the Internal Revenue Service.

Based on management’s present assessment, the Company has not yet determined it to be more likely than not that a deferred tax asset attributable to the future utilization of the net operating loss carryforward as of June 30, 2022 and December 31, 2021 will be realized. Accordingly, the Company has provided a 100% allowance against the deferred tax asset in the financial statements at June 30, 2022 and December 31, 2021. The Company will continue to review this valuation allowance and make adjustments as appropriate.

The net operating loss carryforward at June 30, 2022 for the years 2002 to 2017 expires in varying amounts from year 2022 to year 2037.

Current tax laws limit the amount of loss available to be offset against future taxable income when a substantial change in ownership occurs. Therefore, the amount available to offset future taxable income may be limited.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three and six months ended June 30, 2022 and 2021

(Unaudited)

NOTE K - INCOME TAXES

The provision for (benefit from) income taxes differs from the amount computed by applying the statutory United States federal income tax rate for the periods presented to income (loss) before income taxes. The income tax rate was 21% for the years ended December 31, 2021 and 2020. The sources of the difference are as follows:

	Year Ended
	December 31, 2021	December 31, 2020
Expected tax at 21%	$(714,181)	$(153,840)
Non-deductible stock-based compensation	83,391	57,151
Non-deductible (non-taxable) derivative liability expense (income)	190,957	(16,077)
Non-deductible loss on conversions of convertible notes payable	193,994	28,982
Non-deductible amortization of debt discounts	177,882	24,495
Increase (decrease) in Valuation allowance	67,957	59,289
Provision for (benefit from) income taxes	$-	$-

All tax years remain subject to examination by the Internal Revenue Service.

Based on management’s present assessment, the Company has not yet determined it to be more likely than not that a deferred tax asset attributable to the future utilization of the net operating loss carryforward as of December 31, 2021 will be realized. Accordingly, the Company has provided a 100% allowance against the deferred tax asset in the financial statements at December 31, 2021. The Company will continue to review this valuation allowance and make adjustments as appropriate.

The net operating loss carryforward at December 31, 2021 for the years 2001 to 2017 expires in varying amounts from year 2021 to year 2037.

Current tax laws limit the amount of loss available to be offset against future taxable income when a substantial change in ownership occurs. Therefore, the amount available to offset future taxable income may be limited.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and 2020